Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,760,000
Previously Paid Amount	0.00
Total Fee Amount	1,900.26
Total Offset Amount	0.00
Net Fee	1,900.26
Narrative - Max Aggregate Offering Price	$ 13,760,000
Final Prospectus	true